COVID-19 GOVERNMENT SUPPORT LOANS	9 Months Ended
Sep. 30, 2023
Covid-19 Government Support Loans
COVID-19 GOVERNMENT SUPPORT LOANS

10. COVID-19 GOVERNMENT SUPPORT LOANS

On April 9, 2020, the Canadian government launched the Canada Emergency Business Account (“CEBA”) which is intended to support businesses during COVID-19 by providing interest free financing of up to $29,428 (CA$40,000) until December 31, 2023. If 75% of the loan is repaid by December 31, 2023, the loan recipient will be eligible for a loan forgiveness of the remaining 25% of the amount loaned. On April 15, 2020, the Company received a loan in the amount of $29,428 (2022 - $29,520) through the CEBA. If the loan has not been repaid by December 31, 2023, the outstanding amount will be automatically extended for an additional two years at 5% interest per annum payable monthly and maturing on December 31, 2025. The Company expects to repay 75% of the amount borrowed prior to December 31, 2023.